Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2023
CASH AND CASH EQUIVALENTS
Summary of Cash and Cash Equivalents

	As of December 31,
	2023	2022
	ThCh$	ThCh$
Cash balances	173,228	25,742
Bank balances	137,048,228	245,199,924
Time deposits	319,994,843	454,776,178
Other fixed-income instruments	106,074,991	175,211,855
Total	563,291,290	875,213,699

Summary of Cash and Cash Equivalents by Currency

	As of December 31,
	2023	2022
Currency	ThCh$	ThCh$
Chilean peso	449,278,983	745,956,809
U.S. dollar	113,862,934	128,804,370
Argentine peso	10,959	242,734
Euro	102,479	176,894
UF	35,935	32,892
Total	563,291,290	875,213,699

Summary of Components of Other Payments for Operating Activities

	2022	2022	2021
Other payments from operating activities	ThCh$	ThCh$	ThCh$
VAT tax debit	(82,831,649)	(74,401,438)	(80,921,378)
Tax on emissions	(20,707,956)	(24,277,529)	(16,465,950)
Other	(9,792,206)	(9,376,834)	(11,018,067)
Total	(113,331,811)	(108,055,801)	(108,405,395)

Summary of Cash and Cash Equivalents Received from Sale of Shares of Subsidiaries and Associates

	2023	2022	2021
	ThCh$	ThCh$	ThCh$
Amounts received for the sale of Arcadia Generación Solar S.A.	521,881,880	—	—
Outflow of cash and cash equivalents of Arcadia Generación Solar S.A., which left the Group	(1,795,800)		—
Amounts received for the sale of Enel X Way Chile S.p.A.	—	11,358,338	—
Amounts received for the sale of Enel Transmisión Chile S.A.	—	1,228,616,013	—
Amounts received for the sale of Enel X AMPCI Ebus Chile SpA	—	2,001,407	—
Outflow of cash and cash equivalents of Enel Transmisión Chile S.A., which left the Group	—	(7,481,882)	—
Total	520,086,080	1,234,493,876	—

Summary of Reconciliation of Liabilities Arising from Financing Activities

		Short-term loans	Long-term loans	Lease liabilities	Assets held to cover liabilities arising from financing activities	Total
		ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
	Opening balance as of January 1, 2023	484,932,624	3,330,899,969	235,685,555	-56,790,534	3,994,727,614
Cash flows from (used in) financing activities	From	335,975,577	680,699,261	—	10,988,015	1,027,662,853
	Used	(848,619,797)	(500,093,222)	(18,418,666)	—	(1,367,131,685)
	Interest paid	(183,857,128)	—	(9,315,780)	—	(193,172,908)
	Total cash flows from financing activities	(696,501,348)	180,606,039	(27,734,446)	10,988,015	(532,641,740)
Movements that do not represent cash flows	Movements in fair value	38,953,566	(37,185,597)	—	(10,718,816)	(8,950,847)
	Foreing exchange differences	31,017,248	144,324,870	10,526,578	3,329,751	189,198,447
	Financial costs (1)	182,314,687	4,729,704	9,688,516	(2,030,672)	194,702,235
	New leases	—	—	47,203,550	—	47,203,550
	Other Movements	685,092,088	(686,016,191)	(7,307,533)	—	(8,231,636)
	Closing balance as of December 31, 2023	725,808,865	2,937,358,794	268,062,220	(55,222,256)	3,876,007,623

	Detail by category
	Payables due to related parties (see Note 10.1. b)	146,577,056	1,034,791,219		—	1,181,368,275
	Interest-bearing loans (See Note 20.1)	542,220,313	1,897,563,167	—	—	2,439,783,480
	Cash flow hedges (See Note 23.2.a)	37,011,496	5,004,408	—	(55,222,256)	(13,206,352)
	Lease liabilities (See Note 21)	—	—	268,062,220		268,062,220
	Closing balance as of December 31, 2023	725,808,865	2,937,358,794	268,062,220	(55,222,256)	3,876,007,623

		Short-term loans	Long-term loans	Lease liabilities	Assets held to cover liabilities arising from financing activities	Total
		ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
	Opening balance as of January 1, 2022	881,659,765	3,241,250,805	159,662,077	(36,094,475)	4,246,478,172
Financing Cash Flows	From	1,050,888,015	263,892,100	—	37,803,988	1,352,584,103
	Used	(1,711,034,741)	(37,020,850)	(6,613,399)	—	(1,754,668,990)
	Interest paid	(182,171,676)	—	(4,790,146)	—	(186,961,822)
	Total cash flows from financing activities	(842,318,402)	226,871,250	(11,403,545)	37,803,988	(589,046,709)
Movements that do not represent cash flows	Sales of subsidiaries	—	—	(1,450,648)	—	(1,450,648)
	Movements in fair value	—	(792,940)	—	(23,814,586)	(24,607,526)
	Foreing exchange differences	53,561,223	58,670,485	20,751,687	(34,664,273)	98,319,122
	Financial costs (1)	192,928,894	4,081,277	6,810,965	(21,188)	203,799,948
	New leases	—	—	61,996,854	—	61,996,854
	Other movements	199,101,144	(199,180,908)	(681,835)	—	(761,599)
	Closing balance as of December 31, 2022	484,932,624	3,330,899,969	235,685,555	(56,790,534)	3,994,727,614

	Detail by category
	Payables due to related parties (see Note 10.1. b)	428,466,443	1,147,096,713	—	—	1,575,563,156
	Interest-bearing loans (See Note 20.1)	55,977,988	2,138,411,462	—	—	2,194,389,450
	Cash flow hedges (See Note 23.2.a)	488,193	45,391,794	—	(56,790,534)	(10,910,547)
	Lease liabilities (See Note 21)	—	—	235,685,555	—	235,685,555
	Closing balance as of December 31, 2022	484,932,624	3,330,899,969	235,685,555	(56,790,534)	3,994,727,614

		Short-term loans	Long-term loans	Lease liabilities	Assets held to cover liabilities arising from financing activities	Total
		ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
	Opening balance as of January 1, 2021	157,573,676	2,648,032,219	51,865,519	(16,490,690)	2,840,980,724
Financing Cash Flows	From	417,253,000	293,819,500	—	2,154,453	713,226,953
	Used	(33,736,628)	(6,238,340)	(6,060,565)	—	(46,035,533)
	Interest paid	(142,046,785)	—	(844,515)	—	(142,891,300)
	Total cash flows from financing activities	241,469,587	287,581,160	(6,905,080)	2,154,453	524,300,120
Movements that do not represent cash flows	Movements in fair value	(1,923,185)	16,329,103	—	(3,632,092)	10,773,826
	Foreing exchange differences	114,041,146	513,617,504	15,193,796	(18,126,146)	624,726,300
	Finance costs (1)	138,755,531	7,763,806	1,960,901	—	148,480,238
	New leases	—	—	97,937,192	—	97,937,192
	Other movements	231,743,010	(232,072,987)	(390,251)	—	(720,228)
	Opening balance as of December 31, 2021	881,659,765	3,241,250,805	159,662,077	(36,094,475)	4,246,478,172

	Detail by category
	Payables due to related parties (see Note 10.1. b)	799,265,075	1,300,059,097	-	-	2,099,324,172
	Interest-bearing loans (See Note 20.1)	75,182,769	1,868,805,671	-	-	1,943,988,440
	Cash flow hedges (See Note 23.2.a)	7,211,921	72,386,037	-	(36,094,475)	43,503,483
	Lease liabilities (See Note 21)	-	-	159,662,077	-	159,662,077
	Opening balance as of December 31, 2021	881,659,765	3,241,250,805	159,662,077	(36,094,475)	4,246,478,172